Financial Information of the Parent Company (Tables)	12 Months Ended
Oct. 31, 2024
Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	October 31, 2024	October 31, 2023
ASSETS
Current assets
Cash	$85,297	$11,460
Due from intercompany entity	6,000	2,000
Non-current assets
Investment in subsidiaries	$5,696,012	$3,246,194
Deferred IPO cost	967,793	531,491
Total assets	$6,755,102	$3,791,145

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Due to intercompany entity	$1,737,793	$976,491
Total liabilities	$1,737,793	$976,491

Shareholders’ equity
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares as of October 31, 2024 and 2023; 15,000,000 shares issued and outstanding as of October 31, 2024 and 2023, respectively	1,500	1,500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	1,210,094	1,210,094
Statutory reserve	402,621	188,144
Retained earnings	3,551,019	1,662,139
Accumulated other comprehensive loss	(146,425)	(245,723)
Total shareholders’ equity	5,017,309	2,814,654
Total liabilities and shareholders’ equity	$6,755,102	$3,791,145

Schedule of Parent Company Statements of Income and Comprehensive Income

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the years ended October 31,
	2024	2023	2022
OPERATING EXPENSES	$(247,164)	$(231,540)	$(200,000)
INCOME FROM SUBSIDIARIES	2,350,521	2,091,153	572,435

NET INCOME	2,103,357	1,859,613	372,435
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	99,298	(67,065)	(131,378)
COMPREHENSIVE INCOME	$2,202,655	$1,792,548	241,057

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended October 31,
	2024	2023	2022
Net cash used in operating activities	$(27,163)	$(31,540)	$—
Net cash used in investing activities	(4,000)	(2,000)	—
Net cash provided by financing activities	105,000	45,000	—